Note 2 - Significant Accounting Policies (Tables)	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of changes in accounting policies [text block]
(US dollars in thousands)
Property, plant, and equipment	1,586
Lease liability – current	(587)
Lease liability – non-current	(979)
Adjustment to opening retained earnings as at April 1, 2019	20